Note 5 - Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Interest Bearing Deposits [Table Text Block]
	2014	2013
NOW accounts	$112,571	$106,342
Savings and Money Market	198,788	200,237
Time:
In denominations of $250,000 or less	164,219	163,057
In denominations of more than $250,000	9,458	9,418
Total time deposits	173,677	172,475
Total interest-bearing deposits	$485,036	$479,054

Maturities of Time Deposits [Table Text Block]
2015	$94,645
2016	40,212
2017	16,253
2018	12,407
2019	9,614
Thereafter	546
Total	$173,677